Other Assets - Summary of Other Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Prepayments on inventories	€ 29,845	€ 351
Prepayments related to CRO and CMO contracts	14,140
Sales tax receivable	4,155	7,536
Prepayments related to service contracts	3,825
Other	10,046	1,182
Total	62,011	9,069
Total current	60,966	€ 9,069
Total non-current	€ 1,045